Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of deferred income tax assets and liabilities [Abstract]
Tax loss carry forward	$ 552,828	$ 392,108
Allowance for doubtful account - accounts receivable	228,944	114,449
Allowance for doubtful account – prepayment, receivable and other current assets	71,151
Impairment provision for inventory	23,881	25,811
Valuation allowance for deferred tax assets	(876,804)	(532,368)
Total